Calvert
International Opportunities Fund
December 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value
Australia — 5.3%
Bapcor, Ltd.(1)	676,173	$ 3,446,636
BlueScope Steel, Ltd.	89,851	1,371,696
carsales.com, Ltd.	322,420	5,891,149
Dexus	473,292	3,826,976
Steadfast Group, Ltd.	1,284,706	4,903,563
WiseTech Global, Ltd.	210,124	8,911,658
		$ 28,351,678
Austria — 1.6%
ams AG(2)	161,586	$2,923,975
BAWAG Group AG(3)	87,873	5,389,361
		$8,313,336
Belgium — 2.6%
KBC Group NV	38,148	$3,277,723
VGP NV	25,062	7,313,927
Xior Student Housing NV	58,956	3,291,389
		$13,883,039
Canada — 2.7%
Agnico Eagle Mines, Ltd.	23,642	$1,255,786
ATS Automation Tooling Systems, Inc.(2)	168,114	6,676,981
CAE, Inc.(2)	103,759	2,617,455
Lundin Mining Corp.	168,163	1,313,451
TMX Group, Ltd.	24,037	2,437,049
		$14,300,722
France — 0.5%
Rubis SCA	89,601	$2,679,358
		$2,679,358
Germany — 1.8%
Jenoptik AG	100,464	$4,239,273
Norma Group SE	139,652	5,391,131
		$9,630,404
Ireland — 1.4%
Irish Residential Properties REIT PLC	1,972,872	$3,767,535
Kerry Group PLC, Class A	29,005	3,742,099
		$7,509,634
Italy — 6.8%
Amplifon SpA(1)	101,465	$5,459,644
BFF Bank SpA(3)	688,071	5,532,883
DiaSorin SpA	25,360	4,824,638
FinecoBank Banca Fineco SpA	184,578	3,232,426
Security	Shares	Value
Italy (continued)
Interpump Group SpA(1)	55,199	$ 4,043,372
MARR SpA	299,958	6,440,964
Moncler SpA	89,881	6,495,541
		$ 36,029,468
Japan — 22.0%
Asahi Intecc Co., Ltd.	213,900	$ 4,595,339
Chiba Bank, Ltd. (The)	526,882	3,014,038
en Japan, Inc.	172,500	4,874,928
FP Corp.	131,060	4,472,082
Fukuoka Financial Group, Inc.	165,408	2,832,572
Goldwin, Inc.	47,700	2,759,293
J. Front Retailing Co., Ltd.	140,483	1,279,219
JMDC, Inc.(2)	47,000	3,499,047
Kewpie Corp.	105,033	2,265,655
Kose Corp.	24,361	2,763,560
K's Holdings Corp.	419,405	4,075,516
Kuraray Co., Ltd.	478,040	4,157,305
Kyoritsu Maintenance Co., Ltd.	114,678	4,022,612
LaSalle Logiport REIT	1,985	3,496,728
Lion Corp.	312,106	4,172,241
Makita Corp.	59,785	2,537,853
Mitsubishi Research Institute, Inc.	154,700	5,429,838
Mitsui Fudosan Logistics Park, Inc.	675	3,785,034
Miura Co., Ltd.	154,286	5,311,366
Nabtesco Corp.	146,063	4,327,849
Nohmi Bosai, Ltd.	296,080	5,797,328
Nomura Co., Ltd.	662,784	5,491,453
OSG Corp.	81,122	1,260,764
Sakata Seed Corp.	100,037	2,857,602
Sankyu, Inc.	114,432	4,748,477
Sanwa Holdings Corp.	433,900	4,633,172
Ship Healthcare Holdings, Inc.	175,854	4,097,770
Sumco Corp.(1)	253,428	5,160,500
Tosei Corp.	441,000	3,871,601
Yamaha Corp.	104,462	5,153,675
		$116,744,417
Luxembourg — 0.3%
APERAM S.A.	30,888	$1,681,358
		$1,681,358
Netherlands — 5.6%
Aalberts NV	127,466	$8,452,239
BE Semiconductor Industries NV	42,229	3,589,999
Euronext NV(3)	63,683	6,620,735
IMCD NV(1)	29,134	6,438,704

Calvert
International Opportunities Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Netherlands (continued)
NN Group NV	80,856	$ 4,372,715
		$ 29,474,392
New Zealand — 0.7%
Fisher & Paykel Healthcare Corp., Ltd.	161,863	$ 3,626,307
		$ 3,626,307
Norway — 1.2%
SmartCraft ASA(2)	2,011,401	$ 4,685,627
SpareBank 1 SR-Bank ASA	124,429	1,878,961
		$6,564,588
Portugal — 0.4%
NOS SGPS S.A.(1)	605,195	$2,346,338
		$2,346,338
Singapore — 2.4%
Daiwa House Logistics Trust(2)	7,715,880	$4,580,517
Frasers Logistics & Commercial Trust	2,602,100	2,934,754
XP Power, Ltd.(1)	72,013	4,962,950
		$12,478,221
Spain — 1.5%
Acciona S.A.	18,615	$3,543,149
Inmobiliaria Colonial Socimi S.A.	495,790	4,638,965
		$8,182,114
Sweden — 7.1%
AddTech AB, Class B	131,281	$3,122,560
Autoliv, Inc.	46,937	4,853,755
Boliden AB	49,848	1,922,125
Bravida Holding AB(3)	420,252	5,902,780
Bufab AB	119,214	5,880,889
Indutrade AB	142,646	4,355,132
Lagercrantz Group AB, Class B	252,573	3,715,310
Sdiptech AB, Class B(2)	152,934	7,976,099
		$37,728,650
Switzerland — 6.3%
Belimo Holding AG	5,520	$3,505,123
Galenica AG(3)	37,992	2,853,160
Logitech International S.A.	50,733	4,255,870
PolyPeptide Group AG(2)(3)	43,913	6,576,233
Sika AG(1)	7,725	3,210,643
Straumann Holding AG	3,119	6,595,409
VZ Holding AG	57,393	6,158,643
		$33,155,081
Security	Shares	Value
United Kingdom — 25.5%
Abcam PLC(2)	256,384	$ 5,994,982
Ashtead Group PLC	88,804	7,158,893
Avast PLC(3)	845,480	6,968,937
Bellway PLC	72,728	3,305,491
Bodycote PLC	292,035	3,422,873
Capital & Counties Properties PLC	1,623,679	3,709,123
Compass Group PLC(2)	115,620	2,603,032
Cranswick PLC	111,542	5,618,604
Dechra Pharmaceuticals PLC	78,436	5,668,936
Diploma PLC	168,072	7,705,508
Dr. Martens PLC(2)	490,649	2,853,735
Games Workshop Group PLC	42,923	5,786,887
Greggs PLC	140,956	6,380,403
Halma PLC	107,443	4,658,606
Howden Joinery Group PLC	567,120	6,946,547
InterContinental Hotels Group PLC(2)	58,925	3,809,444
Intermediate Capital Group PLC	112,170	3,340,503
JTC PLC(3)	479,077	5,975,786
Judges Scientific PLC	47,907	5,477,851
Nomad Foods, Ltd.(2)	254,489	6,461,476
RWS Holdings PLC	936,462	8,249,642
St. James's Place PLC	219,887	5,024,908
Volution Group PLC	1,095,687	8,209,275
Watches of Switzerland Group PLC(2)(3)	302,221	5,830,949
Weir Group PLC (The)	179,332	4,161,506
		$135,323,897
Total Common Stocks (identified cost $405,224,475)		$508,003,002

Exchange-Traded Funds — 2.3%

Security	Shares	Value
Equity Funds — 2.3%
iShares MSCI Hong Kong ETF(1)	158,386	$ 3,672,971
iShares MSCI Singapore ETF	85,912	1,837,658
Vanguard MSCI Australian Small Companies Index ETF	116,383	6,360,508
Total Exchange-Traded Funds (identified cost $11,283,058)		$ 11,871,137

Calvert
International Opportunities Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$560	$ 548,274
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22(5)(6)	25	23,962
Total High Social Impact Investments (identified cost $585,000)		$ 572,236

Short-Term Investments — 5.0%

Affiliated Fund — 1.7%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(7)	9,047,329	$ 9,047,329
Total Affiliated Fund (identified cost $9,047,087)		$ 9,047,329

Securities Lending Collateral — 3.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(8)	17,800,491	$ 17,800,491
Total Securities Lending Collateral (identified cost $17,800,491)		$ 17,800,491
Total Short-Term Investments (identified cost $26,847,578)		$ 26,847,820

Total Investments — 103.1% (identified cost $443,940,111)	$547,294,195
Other Assets, Less Liabilities — (3.1)%	$(16,611,965)
Net Assets — 100.0%	$530,682,230

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2021. The aggregate market value of securities on loan at December 31, 2021 was $18,621,673 and the total market value of the collateral received by the Fund was $19,580,883, comprised of cash of $17,800,491 and U.S. government and/or agencies securities of $1,780,392.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $51,650,824 or 9.7% of the Fund's net assets.
(4)	May be deemed to be an affiliated company.
(5)	Restricted security. Total market value of restricted securities amounts to $572,236, which represents 0.1% of the net assets of the Fund as of December 31, 2021.
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2021.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.
(8)	Represents investment of cash collateral received in connection with securities lending.
At December 31, 2021, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	29.0%
Financials	12.1
Consumer Discretionary	11.8
Information Technology	11.4
Health Care	10.1
Real Estate	8.5
Consumer Staples	6.5
Materials	3.6
Exchange-Traded Funds	2.3
Communication Services	1.5
Utilities	1.2
High Social Impact Investments	0.1
Total	98.1%

Calvert
International Opportunities Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$560,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22	11/13/15	25,000
The Fund did not have any open derivative instruments at December 31, 2021.
At December 31, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $9,595,603, which represents 1.8% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 550,385	$ —	$ —	$ —	$(2,111)	$ 548,274	$2,100	$ 560,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	9,284,016	32,884,809	(33,120,780)	(51)	(665)	9,047,329	1,181	9,047,329
Totals				$(51)	$(2,776)	$9,595,603	$3,281

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$28,351,678	$ —	$28,351,678
Austria	—	8,313,336	—	8,313,336
Belgium	—	13,883,039	—	13,883,039
Canada	14,300,722	—	—	14,300,722
France	—	2,679,358	—	2,679,358
Germany	—	9,630,404	—	9,630,404
Ireland	—	7,509,634	—	7,509,634
Italy	—	36,029,468	—	36,029,468
Japan	—	116,744,417	—	116,744,417
Luxembourg	—	1,681,358	—	1,681,358
Netherlands	—	29,474,392	—	29,474,392
New Zealand	—	3,626,307	—	3,626,307
Norway	—	6,564,588	—	6,564,588
Portugal	—	2,346,338	—	2,346,338
Singapore	4,580,517	7,897,704	—	12,478,221

Calvert
International Opportunities Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Spain	$ —	$8,182,114	$ —	$8,182,114
Sweden	4,853,755	32,874,895	—	37,728,650
Switzerland	—	33,155,081	—	33,155,081
United Kingdom	6,461,476	128,862,421	—	135,323,897
Total Common Stocks	$30,196,470	$477,806,532(1)	$ —	$508,003,002
Exchange-Traded Funds	$5,510,629	$6,360,508	$ —	$11,871,137
High Social Impact Investments	—	572,236	—	572,236
Short-Term Investments:
Affiliated Fund	—	9,047,329	—	9,047,329
Securities Lending Collateral	17,800,491	—	—	17,800,491
Total Investments	$53,507,590	$493,786,605	$ —	$547,294,195

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.